AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 92.6%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $25,989,914)	2,606,709	$24,372,726
Short-Term Investment — 6.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,674,433)	1,674,433	1,674,433

TOTAL INVESTMENTS—98.9% (cost $27,664,347)(wd)		26,047,159

Other assets in excess of liabilities(z) — 1.1%		280,838

Net Assets — 100.0%		$26,327,997

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
186	5 Year U.S. Treasury Notes	Dec. 2022	$19,996,453	$(784,975)
Short Positions:
28	2 Year U.S. Treasury Notes	Dec. 2022	5,750,937	95,904
16	10 Year U.S. Treasury Notes	Dec. 2022	1,793,000	87,360
29	10 Year U.S. Ultra Treasury Notes	Dec. 2022	3,436,047	170,008
27	20 Year U.S. Treasury Bonds	Dec. 2022	3,412,969	261,357
17	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	2,329,000	210,195
				824,824
				$39,849
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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